CHANGE IN WORKING CAPITAL	12 Months Ended
Dec. 31, 2017
Change In Working Capital [Abstract]
Change in working capital

29.  CHANGE IN WORKING CAPITAL

Figures in million - SA rand	2017	2016	2015
Inventories	(937.7)	(35.5)	(78.2)
Trade and other receivables	(214.9)	(220.0)	(634.6)
Trade and other payables	630.3	17.9	44.8
Total change in working capital	(522.3)	(237.6)	(668.0)